5. Marketable securities	12 Months Ended
Dec. 31, 2017
Marketable Securities
Marketable securities
	2017	2016
Foreign exchange fund	-	479,953
FUNCINE (3)	2,997
FIC: (1)
Government Securities	284,075	-
Repo Transactions (2)	236,095	-
Financial Bill	161,789	-
Other	83,655	-
	768,611	479,953
Current portion
Non-current portion	(765,614)	(479,953)
	2,997	-

(1) In August 2017, the Company invested in open-ended Investment Fund Units (“FICs”). These Funds are mostly made up of government securities and instruments of first-tier institutions. The average yield accrued in the period by FICs since the initial investment/inception is 104.17% of the CDI variation.

(2) “Repo Transactions” are securities issued by banks with a commitment to repurchase within one day at pre-established rates. These repo transactions are backed by federal government bonds, and they are used by the Fund to remunerate the capital available in cash.

(3) In December 2017, the Company opened a National Film Industry Financing Fund (“FUNCINE”) in the amount of R$3 million in order to obtain certain tax benefits for income taxes purposes.

Shares in a non-exclusive foreign exchange fund were purchased during 2015. The investment was intended to reduce foreign exchange risk on repayments to suppliers in foreign currency. For the year ended December 31, 2017, the Company redeemed the Foreign Exchange Fund entirely, in line with its financial strategy.